Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Available-for-sale investments	$ 2,272,486	$ 1,831,129
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	$ 2,272,486	$ 1,831,129
Other assets - Derivatives	35,478	2,342
Financial liabilities
Other liabilities - Derivatives	2,039	13,971
Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	1,084,825	966,142
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	1,187,661	864,987
Other assets - Derivatives	35,478	2,342
Financial liabilities
Other liabilities - Derivatives	2,039	13,971
Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	2,163,619	1,563,785
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	2,163,619	1,563,785
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	991,357	715,965
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	1,172,262	847,820
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	93,468	250,177
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	93,468	250,177
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	93,468	250,177
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	40	40
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	40	40
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	40	40
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	15,359	17,127
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	15,359	17,127
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	15,359	17,127
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0